Financial Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Total derivatives - Assets	$ 7,145	$ 7,488
Total derivatives - Liabilites	1,967	4,732
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liabilities, Noncurrent	589	1,119
Designated as Hedging Instrument
Derivatives designated as hedging instruments
Subtotal - Assets	0	3,702
Subtotal - Liabilities	1,967	4,732
Designated as Hedging Instrument | Interest Rate Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	1
Derivative Liability, Current	1,378	3,613
Designated as Hedging Instrument | Interest Rate Swaps | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	0	3,701
Derivative Liabilities, Noncurrent	589	1,119
Not Designated as Hedging Instrument
Derivatives designated as hedging instruments
Subtotal - Assets	7,145	3,786
Subtotal - Liabilities	0	0
Not Designated as Hedging Instrument | Interest Rate Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	0	0
Not Designated as Hedging Instrument | Bunker Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	5,715	1,014
Derivative Liability, Current	0	0
Not Designated as Hedging Instrument | Bunker Swaps | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	1,312	1,465
Derivative Liabilities, Noncurrent	0	0
Not Designated as Hedging Instrument | Bunker Call Options | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	1,307
Derivative Liability, Current	0	0
Not Designated as Hedging Instrument | Bunker Call Options | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	118	0
Derivative Liabilities, Noncurrent	$ 0	$ 0